UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-01209

Bridges Investment Fund, Inc.
(Exact name of registrant as specified in charter)

8401 West Dodge Road, Suite 256
Omaha, Nebraska 68114
(Address of principal executive offices) (Zip code)

Edson L. Bridges III
8401 West Dodge Road, Suite 256
Omaha, Nebraska 68114
(Name and address of agent for service)

(402) 397-4700
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2011

Date of reporting period:  September 30, 2011

Item 1. Schedule of Investments.

BRIDGES INVESTMENT FUND, INC.

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2011
(Unaudited)
	Title of Security	Shares	Cost	Value
	COMMON STOCKS - 90.70%
	Beverage and Tobacco Product Manufacturing - 4.25%
	Altria Group, Inc.	25,000	$478,400	$670,250
	PepsiCo, Inc.	15,000	657,954	928,500
	Philip Morris International, Inc.	20,000	685,363	1,247,600
			1,821,717	2,846,350
	Chemical Manufacturing - 6.26%
	Allergan, Inc.	15,000	593,458	1,235,700
	Perrigo Co.	12,000	891,115	1,165,320
	Praxair, Inc.	8,000	758,391	747,840
	Teva Pharmaceutical Industries, Ltd. - ADR	28,000	911,242	1,042,160
			3,154,206	4,191,020
	Computer and Electronic Product Manufacturing - 13.74%
	Apple, Inc. (a)	12,000	1,380,552	4,574,160
	Cisco Systems, Inc.	30,000	735,598	464,700
	EMC Corp. (a)	40,000	1,001,202	839,600
	QUALCOMM, Inc.	40,000	1,541,688	1,945,200
	Verifone Systems, Inc. (a)	20,000	824,408	700,400
	Waters Corp. (a)	9,000	472,047	679,410
			5,955,495	9,203,470
	Couriers and Messengers - 1.95%
	FedEx Corp.	10,000	688,396	676,800
	United Parcel Service, Inc.	10,000	671,348	631,500
			1,359,744	1,308,300
	Credit Intermediation and Related Activities - 8.39%
	Capital One Financial Corp.	50,000	1,579,084	1,981,500
	JPMorgan Chase & Co.	30,000	1,320,492	903,600
	Visa, Inc.	15,000	1,067,701	1,285,800
	Wells Fargo & Co.	60,000	1,444,347	1,447,200
			5,411,624	5,618,100
	Data Processing, Hosting and Related Services - 1.02%
	Rackspace Hosting, Inc. (a)	20,000	478,448	682,800
Electrical Equipment, Appliance, and Component Manufacturing - 1.23%
	Emerson Electric Co.	20,000	1,043,018	826,200
	Food Services and Drinking Places - 3.06%
	McDonald's Corp.	17,000	1,145,875	1,492,940
	Starbucks Corp.	15,000	561,001	559,350
			1,706,876	2,052,290
	General Merchandise Stores - 1.46%
	Target Corp.	20,000	614,615	980,800
	Health and Personal Care Stores - 2.32%
	Express Scripts, Inc. (a)	42,000	850,873	1,556,940
	Heavy and Civil Engineering Construction - 1.50%
	Chicago Bridge & Iron Co.	22,000	734,465	629,860
	Fluor Corp.	8,000	306,097	372,400
			1,040,562	1,002,260
	Insurance Carriers and Related Activities - 2.12%
	Berkshire Hathaway, Inc. (a)	20,000	678,649	1,420,800
	Leather and Allied Product Manufacturing - 0.64%
	NIKE, Inc.	5,000	424,432	427,550
	Machinery Manufacturing - 5.00%
	Caterpillar, Inc.	20,000	1,131,202	1,476,800
	General Electric Co.	55,000	697,938	838,200
	Roper Industries, Inc.	15,000	714,293	1,033,650
			2,543,433	3,348,650
	Management of Companies and Enterprises - 0.92%
	The Goldman Sachs Group, Inc.	6,500	908,626	614,575
	Mining (except Oil and Gas) - 1.49%
	BHP Billiton Ltd. - ADR	15,000	1,122,662	996,600
	Nonstore Retailers - 2.11%
	Amazon.com, Inc. (a)	4,500	681,078	973,035
	eBay, Inc. (a)	15,000	451,565	442,350
			1,132,643	1,415,385
	Oil and Gas Extraction - 6.94%
	Anadarko Petroleum Corp.	24,000	1,598,009	1,513,200
	Apache Corp.	20,000	1,502,797	1,604,800
	Chesapeake Energy Corp.	60,000	1,649,240	1,533,000
			4,750,046	4,651,000
	Other Information Services - 3.84%
	Google, Inc. (a)	5,000	2,233,768	2,571,900
	Petroleum and Coal Products Manufacturing - 3.18%
	Chevron Corp.	23,000	1,061,445	2,127,960
	Professional, Scientific, and Technical Services - 9.37%
	Accenture PLC	10,000	528,500	526,800
	Cognizant Technology Solutions Class A (a)	10,000	712,812	627,000
	Factset Research Systems, Inc.	6,000	547,286	533,820
	Mastercard, Inc.	12,000	2,060,959	3,805,920
	priceline.com, Inc. (a)	1,750	773,693	786,555
			4,623,250	6,280,095
	Publishing Industries (except Internet) - 0.62%
	Autodesk, Inc. (a)	15,000	602,959	416,700
	Rail Transportation - 3.05%
	Union Pacific Corp.	25,000	1,460,063	2,041,750
	Securities, Commodity Contracts, and Other Financial
	Investments and Related Activities - 1.07%
	T. Rowe Price Group, Inc.	15,000	725,747	716,550
	Support Activities for Mining - 1.07%
	Schlumberger Ltd.	12,000	1,035,530	716,760
	Telecommunications - 1.39%
	DIRECTV (a)	22,000	780,297	929,500
	Transportation Equipment Manufacturing - 1.59%
	Eaton Corp.	30,000	1,480,761	1,065,000
	Water Transportation - 1.12%
	Carnival Corp.	25,000	951,169	757,500

	TOTAL COMMON STOCKS (Cost $49,952,658)		$49,952,658	$60,766,805

		Principal
		Amount	Cost	Value
	CORPORATE BONDS - 3.36%
	Beverage and Tobacco Product Manufacturing - 0.39%
	Reynolds American, Inc.
	7.250%, 06/01/2012	250,000	$251,008	$259,875
	Broadcasting (except Internet) - 0.35%
	Comcast Corp.
	6.500%, 01/15/2017	200,000	199,592	234,903
	Building Material and Garden Equipment and Supplies Dealers - 0.34%
	Home Depot, Inc.
	5.400%, 03/01/2016	200,000	186,563	226,297
	Credit Intermediation and Related Activities - 0.38%
	MBNA Corporation
	7.500%, 03/15/2012	250,000	251,124	253,915
	Funds, Trusts, and Other Financial Vehicles - 0.47%
	Spectra Energy Capital, LLC
	8.000%, 10/01/2019	250,000	267,178	314,142
	General Merchandise Stores - 0.55%
	JC Penney Corp., Inc.
	7.400%, 04/01/2037	400,000	400,931	370,000
	Machinery Manufacturing - 0.46%
	Applied Materials, Inc.
	7.125%, 10/15/2017	250,000	253,367	308,525
	Oil and Gas Extraction - 0.42%
	Anadarko Petroleum Corp.
	7.625%, 03/15/2014	250,000	243,366	281,030

	TOTAL CORPORATE BONDS (Cost $2,053,129)		$2,053,129	$2,248,687

	EXCHANGE TRADED FUNDS - 5.09%	Shares	Cost	Value
	Funds, Trusts, and Other Financial Vehicles - 5.09%
	iShares S&P MidCap 400 Index Fund	25,000	$2,239,546	$1,949,750
	iShares S&P SmallCap 600 Index Fund	25,000	1,698,517	1,462,500

	TOTAL EXCHANGE TRADED FUNDS (Cost $3,938,063)		$3,938,063	$3,412,250

		Shares	Cost	Value
	SHORT-TERM INVESTMENT - 0.91%
	Mutual Fund - 0.91%
	SEI Daily Income Trust Treasury Fund, 0.010%	612,870	$612,870	$612,870

	TOTAL SHORT-TERM INVESTMENTS (Cost $612,870)		$612,870	$612,870

	TOTAL INVESTMENTS (Cost $56,556,720) - 100.06%			$67,040,612
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.06)%			(43,496)
	TOTAL NET ASSETS - 100.00%			$66,997,116

ADR	American Depository Receipt
(a)	Non Income Producing

The cost basis of investments for federal income tax purposes at September 30, 2011 was as follows:1

Cost of Investments	$56,556,720

Gross unrealized appreciation	14,254,115
Gross unrealized depreciation	(3,770,223)
Net unrealized appreciation	$10,483,892

1Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Financial Accounting Standards Board ("FASB") accounting standards codification "Fair Value Measurements and Disclosures" Topic 820 ("ASC 820"),
establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted prices in active markets for identical securities.
• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Fund's net assets as of September 30, 2011:

Description	Level 1	Level 2	Level 3	Total

Equity
Accomodation and Food Services	$2,052,290	$-	$-	$2,052,290
Construction	1,002,260	-	-	1,002,260
Finance and Insurance	7,755,450	-	-	7,755,450
Information	4,600,900	-	-	4,600,900
Management of Companies	614,575	-	-	614,575
Manufacturing	23,356,790	-	-	23,356,790
Mining	6,364,360	-	-	6,364,360
Professional, Scientific, and Technological Services	6,959,505	-	-	6,959,505
Retail Trade	3,953,125	-	-	3,953,125
Transportation and Warehousing	4,107,550	-	-	4,107,550
Total Equity	60,766,805	-	-	60,766,805
Exchange Traded Funds
Finance and Insurance	3,412,250	-	-	3,412,250
Fixed Income
Corporate Bonds	-	2,248,687	-	2,248,687
Total Fixed Income	-	2,248,687	-	2,248,687
Short-Term Investments	612,870	-	-	612,870
Total Investments in Securities	$64,791,925	$ 2,248,687	$-	$67,040,612

Transfers between levels are recognized at the end of the reporting period. As of September 30, 2011, there were no significant transfers into, or out of Level 1 or Level 2 since December 31, 2010.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Bridges Investment Fund, Inc.
By (Signature and Title) /s/ Edson L. Bridges III
                                                 Edson L. Bridges III, President and
                                                 Chief Executive and Investment Officer

Date  11/23/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ Edson L. Bridges III
                                                  Edson L. Bridges III, President and
                                                  Chief Executive and Investment Officer

Date  11/23/11

By (Signature and Title)*/s/ Brian Kirkpatrick
             Brian Kirkpatrick, Executive Vice President

Date  11/23/11

By (Signature and Title)*/s/ Nancy K. Dodge
                                                  Nancy K. Dodge, Treasurer and
                                                  Chief Compliance Officer

Date  11/23/11

* Print the name and title of each signing officer under his or her signature.